SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company has performed an evaluation of events occurring subsequent to the period end through the issuance date of this report. Based on our evaluation, nothing other than the events described below need to be disclosed.

Settlement with the Holders of the Company’s 7.5% Convertible Promissory Note

As of January 25, 2012, the Board of Directors of the Company approved, and the Company entered into, separate waiver and settlement agreements with the two counter parties holding a $1,000,000, 7.5% convertible promissory note (the “Convertible Note”) issued by the Company on April 5, 2010. DermaStar had previously acquired eighty percent (80%) of the Convertible Note in a private transaction with Alexej Ladonnikov, the original purchaser of the Convertible Note. Mr. Ladonnikov is now the holder of twenty percent (20%) of the Convertible Note.

In connection with each of the waiver and settlement agreements, the holders of the Convertible Note each agreed to forever waive their rights to (i) accelerate the entire unpaid principal sum of the Convertible Note and all accrued interest pursuant to Section 1 of the Convertible Note related to the Company’s Bankruptcy petition filed June 26, 2011, (ii) Section 7 of the Senior Convertible Note Purchase Agreement dated April 5, 2010, regarding the designation and creation of the Series A Convertible Preferred Stock and (iii) certain conversion rights pursuant to Section 3 of the Convertible Note related to the change of control that resulted from the sale of the Series A Convertible Preferred Stock. In addition, pursuant to the terms of the waiver and settlement agreement by and between the Company and DermaStar (the “DermaStar Waiver Agreement”), DermaStar and the Company agreed to the mandatory conversion of the eighty percent (80%) of the principal and accrued and unpaid interest of the Convertible Note held by DermaStar, at such time as (and not until) the Company has a sufficient number of authorized common shares to effect such a conversion, into the common stock of the Company at a conversion price of $0.01667 (“DermaStar Conversion Price”). Additionally, DermaStar agreed to a mandatory conversion of an additional $56,087 in good and valid current accounts payable of the Company (“AP Conversion”) currently held by DermaStar, at such time as (and not until) the Company has a sufficient number of authorized common shares and is able to convert the Convertible Note. The AP Conversion will be made at the DermaStar Conversion Price. Directors Mr. Baum and Dr. Kammer are both affiliates of DermaStar. The DermaStar Waiver Agreement was negotiated and approved by a disinterested director unaffiliated with DermaStar. Directors Mr. Baum and Dr. Kammer abstained from voting on this matter.

Pursuant to the terms of the waiver and settlement agreement by and between the Company and Mr. Ladonnikov (the “Ladonnikov Waiver Agreement”), Mr. Ladonnikov and the Company agreed to the mandatory conversion of the twenty percent (20%) of the principal and accrued and unpaid interest of the Convertible Note held by Mr. Ladonnikov, at such time as (and not until) the Company has a sufficient number of authorized common shares to effect such a conversion, into the common stock of the Company at a conversion price of $0.015. Additionally, Mr. Ladonnikov agreed to make a one-time payment to the Company, at such time as the Convertible Note is converted into Company common stock, of $50,000.

At any time prior to the automatic conversions of the Convertible Note, the Company retains the right to pay the Convertible Note off in full. As of February 15, 2012, the balance of the Convertible Note, including principal and accrued and unpaid interest, equals approximately $1,139,932. At maturity, to the extent the number of authorized Company common shares was increased, the conversion of the Convertible Note and AP Conversion would result in the issuance of approximately 73,269,391 additional shares of the Company’s common stock. A conversion of the Convertible Note would eliminate all amounts due to DermaStar and Alexej Ladonnikov in connection with the Convertible Note.

Amendments to Articles of Incorporation

On January 25, 2012, the Board approved and submitted to the Company’s stockholders an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Certificate Amendment”) to: (i) increases the number of authorized shares of capital stock to Four Hundred Million (400,000,000) and the number of authorized shares of Common Stock to Three Hundred Ninety-Five Million (395,000,000) (the “Share Increase”); and (ii) change the name of the Company from Transdel Pharmaceuticals, Inc. to Imprimis Pharmaceuticals, Inc. The Company’s stockholders approved the Certificate Amendment in an action by written consent on January 25, 2012. The Certificate Amendment will become effective following the Company’s compliance with certain information requirements of the SEC, which the Company expects to occur on or about February 28, 2012.

In addition, also on January 25, 2012, the Board approved and submitted to the Company’s stockholders a proposal to effect a reverse stock split of all of the outstanding shares of Common Stock (the “Reverse Stock Split”) at an exchange ratio of either one-for-six, one-for-eight, one-for-ten or one-for-20, such exchange ratio to be determined by the Board of Directors in its sole discretion at any time following stockholder approval of the Reverse Stock Split through the date twelve months following the date of such stockholder approval, which Reverse Stock Split shall preserve the existing aggregate par value of the Company’s Common Stock, such that par value shall remain $0.001 per share. In the event of a reverse stock split of any of the aforementioned ratios, no shareholder holding greater than 100 common shares prior to the reverse stock split, may hold, after such reverse stock split, less than 100 common shares. The Company’s stockholders approved the Certificate Amendment in an action by written consent on January 25, 2012. The stockholder approval will become effective following the Company’s compliance with certain information statement requirements of the SEC, which the Company expects to occur on or about February 28, 2012.  At that time, the Board will effect a one-for-eight reverse stock split.

Amendments to 2007 Incentive Stock and Awards Plan

The 2007 Incentive Stock and Awards Plan (the “Plan”) was originally approved by the Board and the stockholders of the Company on September 17, 2007 and prior to the approval of the amendments to the Plan discussed below, provided for the granting of stock options and awards to purchase up to a maximum of 3,000,000 shares of common stock (subject  to adjustment in the event of certain capital changes).  On January 25, 2012, the Board unanimously approved the below amendments to the Plan (collectively, the “Plan Amendments”) and recommended their approval to the stockholders.  The Plan currently authorizes the grant of awards to Participants with respect to a maximum of 3,000,000 shares of Common Stock, which will increase to 30,000,000 as of the effective date of the Plan Amendment.